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J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
neil.mcmurdie@us.ing.com

July 1, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account B
Post-Effective Amendment No. 8 to Registration Statement on Form N-4
Prospectus Title: ING express Retirement Variable Annuity
File Nos. 333-167182 and 811-02512

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company (the "Company") and its Variable Annuity Account B (the
"Account") and under Rule 485(a) of the Securities Act of 1933, as amended (the "1933 Act") and the Investment
Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing the above-referenced Post-
Effective Amendment to a Registration Statement on Form N-4 with respect to the single premium deferred individual variable annuity contracts (the "Contracts") offered by the Company through the Account.

The purpose of this filing is to:

  Update the prospectus to include the changes in response to previously provided comments to the prospectus described in the correspondence filings dated May 21, 2013, and then again on June 7, 2013;
  Make certain nonmaterial changes to the prospectus in order to clarify disclosure; and
  To include all necessary financial statements, exhibits and other information for this Post-Effective Amendment to be complete and eligible to be declared effective on July 3, 2013.
  hereby represent that this filing contains all financial statements, exhibits and other information necessary for this

Post-Effective Amendment to be complete and eligible to be declared effective on July 3, 2013,pursuant to paragraph (a)(3) of Rule 485 of the 1933 Act. We have "marked" the differences between the prospectus in this
Post-Effective Amendment against the prospectus in the registration statement filed under Rule 485(a) on February
20, 2013.

If you have any questions, please call the undersigned at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie J. Neil McMurdie

Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095